Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2045 Fund
December 31, 2022
Z45-NPRT3-0323
1.9884247.105
Domestic Equity Funds - 49.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	562,058	5,609,342
Fidelity Series Commodity Strategy Fund (a)	3,688	388,529
Fidelity Series Large Cap Growth Index Fund (a)	261,769	3,541,730
Fidelity Series Large Cap Stock Fund (a)	237,352	3,923,437
Fidelity Series Large Cap Value Index Fund (a)	528,585	7,289,194
Fidelity Series Small Cap Opportunities Fund (a)	152,936	1,784,761
Fidelity Series Small Capital Core Fund (a)	1,304	12,769
Fidelity Series Value Discovery Fund (a)	182,256	2,690,101
TOTAL DOMESTIC EQUITY FUNDS (Cost $26,668,553)		25,239,863

International Equity Funds - 41.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	114,623	1,504,997
Fidelity Series Emerging Markets Fund (a)	92,055	712,502
Fidelity Series Emerging Markets Opportunities Fund (a)	410,752	6,415,939
Fidelity Series International Growth Fund (a)	234,457	3,343,354
Fidelity Series International Index Fund (a)	135,974	1,393,738
Fidelity Series International Small Cap Fund (a)	69,764	1,035,292
Fidelity Series International Value Fund (a)	332,256	3,332,526
Fidelity Series Overseas Fund (a)	307,114	3,335,257
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $21,951,929)		21,073,605

Bond Funds - 8.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	40,035	308,272
Fidelity Series Corporate Bond Fund (a)	6,276	55,921
Fidelity Series Emerging Markets Debt Fund (a)	9,850	72,298
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,683	23,311
Fidelity Series Floating Rate High Income Fund (a)	5,896	51,766
Fidelity Series Government Bond Index Fund (a)	9,052	82,550
Fidelity Series International Credit Fund (a)	6	46
Fidelity Series Investment Grade Bond Fund (a)	8,604	84,753
Fidelity Series Investment Grade Securitized Fund (a)	6,669	59,217
Fidelity Series Long-Term Treasury Bond Index Fund (a)	592,206	3,470,326
Fidelity Series Real Estate Income Fund (a)	13,706	129,387
TOTAL BOND FUNDS (Cost $4,768,640)		4,337,847

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.35% (a)(b)	209,463	209,463
Fidelity Series Short-Term Credit Fund (a)	1,167	11,143
Fidelity Series Treasury Bill Index Fund (a)	48,655	484,116
TOTAL SHORT-TERM FUNDS (Cost $705,016)		704,722

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $54,094,138)	51,356,037
NET OTHER ASSETS (LIABILITIES) - 0.0%	11
NET ASSETS - 100.0%	51,356,048

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	969	372,584	46,898	20,541	(3,775)	(14,608)	308,272
Fidelity Series Blue Chip Growth Fund	103,446	7,759,048	1,525,114	206,139	(73,028)	(655,010)	5,609,342
Fidelity Series Canada Fund	31,889	2,250,355	619,802	49,517	(29,209)	(128,236)	1,504,997
Fidelity Series Commodity Strategy Fund	14,484	1,550,952	575,896	466,749	(460,205)	(140,806)	388,529
Fidelity Series Corporate Bond Fund	1,067	107,330	52,550	314	(224)	298	55,921
Fidelity Series Emerging Markets Debt Fund	4,908	136,407	65,095	2,540	(1,188)	(2,734)	72,298
Fidelity Series Emerging Markets Debt Local Currency Fund	1,604	45,202	23,810	-	(402)	717	23,311
Fidelity Series Emerging Markets Fund	13,652	1,014,541	237,644	18,780	(11,284)	(66,763)	712,502
Fidelity Series Emerging Markets Opportunities Fund	125,198	9,017,187	2,100,716	158,740	(143,997)	(481,733)	6,415,939
Fidelity Series Floating Rate High Income Fund	964	97,954	45,953	2,035	(693)	(506)	51,766
Fidelity Series Government Bond Index Fund	1,550	181,022	99,852	268	(3)	(167)	82,550
Fidelity Series Government Money Market Fund 4.35%	-	389,779	180,316	2,082	-	-	209,463
Fidelity Series High Income Fund	5,862	66,630	72,483	98	(196)	187	-
Fidelity Series International Credit Fund	53	2	-	3	-	(9)	46
Fidelity Series International Developed Markets Bond Index Fund	-	3,611	3,536	-	(75)	-	-
Fidelity Series International Growth Fund	63,775	4,516,494	1,161,475	119,222	(27,446)	(47,994)	3,343,354
Fidelity Series International Index Fund	27,083	1,826,873	432,118	38,025	(18,848)	(9,252)	1,393,738
Fidelity Series International Small Cap Fund	19,886	1,319,302	221,938	64,023	(15,649)	(66,309)	1,035,292
Fidelity Series International Value Fund	64,392	4,462,803	1,084,314	116,185	(63,869)	(46,486)	3,332,526
Fidelity Series Investment Grade Bond Fund	1,636	186,604	103,472	494	(169)	154	84,753
Fidelity Series Investment Grade Securitized Fund	1,106	116,408	58,719	268	134	288	59,217
Fidelity Series Large Cap Growth Index Fund	65,236	4,624,842	916,863	51,050	(33,583)	(197,902)	3,541,730
Fidelity Series Large Cap Stock Fund	72,716	5,254,615	1,158,315	263,514	(68,824)	(176,755)	3,923,437
Fidelity Series Large Cap Value Index Fund	139,308	9,583,513	2,178,541	270,172	(92,234)	(162,852)	7,289,194
Fidelity Series Long-Term Treasury Bond Index Fund	51,964	4,869,583	995,840	57,957	(60,857)	(394,524)	3,470,326
Fidelity Series Overseas Fund	64,116	4,473,165	1,162,050	62,569	(33,960)	(6,014)	3,335,257
Fidelity Series Real Estate Income Fund	3,425	220,587	72,890	12,053	(5,881)	(15,854)	129,387
Fidelity Series Short-Term Credit Fund	-	11,070	-	52	-	73	11,143
Fidelity Series Small Cap Opportunities Fund	34,990	2,353,103	524,827	97,728	(19,003)	(59,502)	1,784,761
Fidelity Series Small Capital Core Fund	-	12,769	-	-	-	-	12,769
Fidelity Series Treasury Bill Index Fund	-	518,519	33,992	4,382	(44)	(367)	484,116
Fidelity Series Value Discovery Fund	51,470	3,606,366	895,054	144,842	(31,399)	(41,282)	2,690,101
	966,749	70,949,220	16,650,073	2,230,342	(1,195,911)	(2,713,948)	51,356,037

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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